Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Feb. 29, 2016
Accounting Policies [Abstract]
Percentage of income tax examination likelihood upon ultimate settlement	50.00%
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Impairment loss	0	0
Annual gross revenue	1,235,000
Realized gains or losses on marketable securities recognized	0
Gain (loss) on investments	0	0
Operating lease right-of-use asset	3,777	0	$ 1,728	$ 1,700
Operating lease liabilities, current	1,559	0	308	300
Convertible Debt	1,000,000
Other non-current liability	0	6	0
Operating lease liabilities, non-current	$ 2,165	$ 0	$ 1,426	$ 1,400